Supplemental Information	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

Note 21: Supplemental Information

The operations, key financial measures, and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying statement of operations, and in “Investments in unconsolidated subsidiaries and affiliates” in the accompanying balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

Certain prior period balances have been reclassified to conform to the current period presentation resulting from the adoption of new accounting pronouncements.

	Statement of Operations
	Industrial Activities			Financial Services
	2017	2016	2015	2017	2016	2015
	(in millions)
Revenues
Net sales	$26,168	$23,669	$24,677	$—	$—	$—
Finance and interest income	122	153	201	1,625	1,570	1,603
Total Revenues	$26,290	$23,822	$24,878	$1,625	$1,570	$1,603
Costs and Expenses
Cost of goods sold	21,621	19,539	20,357	—	—	—
Selling, general & administrative expenses	2,071	1,979	2,032	259	283	285
Research and development expenses	957	860	856	—	—	—
Restructuring expenses	90	43	82	3	1	2
Interest expense	604	694	678	555	521	576
Interest compensation to Financial Services	338	332	314	—	—	—
Other, net	396	855	497	341	294	235
Total Costs and Expenses	$26,077	$24,302	$24,816	$1,158	$1,099	$1,098
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	213	(480)	62	467	471	505
Income tax (expense)	(413)	(137)	(202)	(42)	(161)	(158)
Equity income of unconsolidated subsidiaries and affiliates	61	34	20	27	24	21
Results from intersegment investments	452	334	368	—	—	—
Net income (loss)	$313	$(249)	$248	$452	$334	$368

	Balance Sheets
	Industrial Activities		Financial Services
	2017	2016	2017	2016
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$4,649	$529	$368
Restricted cash	—	—	770	837
Trade receivables	490	596	53	58
Financing receivables	1,718	1,592	20,699	19,546
Inventories, net	6,064	5,396	216	213
Property, plant and equipment, net	7,001	6,395	2	2
Investments in unconsolidated subsidiaries and affiliates	3,173	2,886	205	153
Equipment under operating leases	35	17	1,810	1,890
Goodwill	2,316	2,296	156	153
Other intangible assets, net	779	772	13	15
Deferred tax assets	835	1,060	198	188
Derivative assets	73	98	14	8
Other assets	1,706	1,505	358	382
TOTAL ASSETS	$29,091	$27,262	$25,023	$23,813
LIABILITIES AND EQUITY
Debt	$7,396	$7,691	$21,075	$20,061
Trade payables	5,936	5,042	193	180
Deferred tax liabilities	97	84	215	310
Pension, postretirement and other postemployment benefits	2,280	2,256	20	20
Derivative liability	88	239	20	21
Other liabilities	8,869	7,478	686	669
TOTAL LIABILITIES	$24,666	$22,790	$22,209	$21,261
Equity	4,400	4,451	2,814	2,552
Redeemable noncontrolling interest	25	21	—	—
TOTAL LIABILITIES AND EQUITY	$29,091	$27,262	$25,023	$23,813

	Cash Flow Statements
	Industrial Activities			Financial Services
	2017	2016	2015	2017	2016	2015
	(in millions)
Operating activities:
Net income (loss)	$313	$(249)	$248	$452	$334	$368
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	720	710	694	5	6	5
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	328	284	238	297	261	209
(Gain) loss from disposal of assets	27	4	(2)	—	—	—
Loss on repurchase of Notes	56	60	—	8	—	—
Undistributed income (loss) of unconsolidated subsidiaries	(107)	37	(104)	(27)	(25)	(17)
Other non-cash items	208	73	213	87	122	118
Changes in operating assets and liabilities:
Provisions	239	42	(61)	(6)	4	13
Deferred income taxes	217	43	59	(95)	22	60
Trade and financing receivables related to sales, net	147	(7)	354	(821)	(95)	(50)
Inventories, net	(211)	141	507	(2)	(35)	(34)
Trade payables	359	121	(162)	8	(19)	4
Other assets and liabilities	120	460	112	50	155	220
Net cash provided (used) by operating activities	2,416	1,719	2,096	(44)	730	896
Investing activities:
Additions to retail receivables	—	—	—	(4,078)	(3,951)	(4,498)
Collections of retail receivables	—	—	—	4,384	4,569	5,146
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	17	12	11	—	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	374	234	320	476	426	406
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(488)	(501)	(653)	(4)	(2)	(3)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,079)	(884)	(875)	(664)	(747)	(976)
Other	(274)	380	2,151	358	(562)	(2,019)
Net cash provided (used) by investing activities	(1,450)	(759)	954	472	(267)	(1,944)
Financing activities:
Proceeds from long-term debt	2,006	1,754	650	13,890	10,875	9,277
Payments of long-term debt	(2,580)	(2,085)	(2,483)	(14,222)	(11,685)	(8,185)
Net increase (decrease) in other financial liabilities	(308)	(219)	51	362	87	45
Dividends paid	(168)	(207)	(297)	(357)	(341)	(207)
Other	(25)	(58)	23	46	105	43
Net cash provided (used) by financing activities	(1,075)	(815)	(2,056)	(281)	(959)	973
Effect of foreign exchange rate changes on cash and cash equivalents	361	(47)	(565)	14	31	(133)
Increase (decrease) in cash and cash equivalents	252	98	429	161	(465)	(208)
Cash and cash equivalents, beginning of year	4,649	4,551	4,122	368	833	1,041
Cash and cash equivalents, end of year	$4,901	$4,649	$4,551	$529	$368	$833